Note 1 - Summary of Significant Accounting Policies - Accrued Capital Expenditures Excluded From Capital Expenditures in the Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accrued capital expenditures	$ 77.8	$ 59.5	$ 67.6
Spire Missouri [Member]
Accrued capital expenditures	45.6	37.1	34.3
Spire Alabama Inc [Member]
Accrued capital expenditures	$ 19.2	$ 13.6	$ 17.0